Note 3 - Intangible Assets - 10Q (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Disclosure Text Block [Abstract]
Schedule of Intangible Assets and Goodwill [Table Text Block]
	September 30, 2013	December 31, 2012	Lives (in years)
	(in thousands)	(in thousands)
Technology, net of accumulated amortization of $504 and $136	$6,366	$6,734	14
Customer relationship, net of accumulated amortization of $123 and $69	377	431	7
Trademarks, net of accumulated amortization of $27 and $3	423	447	14
	$7,166	$7,612

	December 31, 2012	December 31, 2011	Lives (in years)
	(in thousands)	(in thousands)
Technology, net of accumulated amortization of $136 and $0	$6,734	$—	14
Customer relationship, net of accumulated amortization of $69 and $0	431	—	7
Trademarks, net of accumulated amortization of $3 and $0	447	—	14
	$7,612	$—

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense [Table Text Block]
2013	$594
2014	594
2015	594
2016	594
2017	594
Thereafter	4,642

$7,612